PROPERTY, PLANT AND EQUIPMENT (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Impairment through use or sale of the assets	$ 76,740	$ 57,794
Impairment loss	6,349	6,112	$ 10,437
Net book value of assets held under operating lease		12
Depreciation charged on assets under operating lease	7	8
Property, plant and equipment under construction		$ 204
Buildings [Member]
Statement Line Items [Line Items]
Income from sub-letting right-of-use	$ 3